Forward Purchase Agreements (“FPA”)	12 Months Ended
Dec. 31, 2024
Forward Purchase Agreements
Forward Purchase Agreements (“FPA”)

24. Forward Purchase Agreements (“FPA”)

On July 27, 2023, the Company, ESGL entered into an agreement (“Forward Purchase Agreement”) with Vellar Opportunities Fund Master, Ltd. (“Vellar”) for an OTC Equity Prepaid Forward Transaction. On the same date as the execution of the Forward Purchase Agreement, Vellar assigned and novated 50% of its rights and obligations under the Forward Purchase Agreement to ACM ARRT K LLC (“ARRT”, together with Vellar, the “Sellers”). Following the assignment and novation, the rights and obligations of each Seller under its Forward Purchase Agreement were and are separate and distinct from the those of the other Seller, with each Seller acting independently of the other, without reference to or knowledge of the other Seller’s actions or inactions.

The primary purpose of entering into the Forward Purchase Agreement was to provide cash to ESGL following the closing of the Business Combination (the “Closing”). For purposes of the Forward Purchase Agreement, ESGL is referred to as the “Counterparty”.

Pursuant to the terms of the Forward Purchase Agreement, Vellar purchased 931,915 shares, and ARRT 500,000 shares of the Company’s Class A common stock (the “Recycled Shares”). In connection with these purchases, the Sellers revoked any redemption elections.

The Forward Purchase Agreement grants each Seller the right to purchase additional shares (the “Additional Shares”) up to an amount equal to the difference between the number of Recycled Shares for such Seller and 2,200,000 shares (which is the maximum number of shares for each Seller). On August 14, 2023, Vellar delivered a Pricing Date Notice to ESGL for 1,268,085 Additional Shares, which were issued effective as of that date. On August 4, 2023, ARRT delivered a Pricing Date Notice to ESGL for 550,000 Additional Shares, which were issued by ESGL effective as of that date. The sum of the Recycled Shares and the Additional Shares under the Forward Purchase Agreement is referred to as the “Number of Shares.”

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2024 and 2023

24. Forward Purchase Agreements (“FPA”) (continued)

On September 15, 2023, the Company requested Additional Funds from Vellar in the amount of $1,000,000 notwithstanding that the Company was not eligible to submit a request for Additional Funds on such date pursuant to the terms of the Forward Purchase Agreement. On September 20, 2023, Vellar provided Additional Funds in the amount of $1,000,000 to the Company upon a Funding Request by the Company as defined in the Forward Purchase Agreement, which amount comprises the aggregate net proceeds received by the Company from the Forward Purchase Agreement. The Company does not expect to receive any additional funds pursuant to the Forward Purchase Agreement.

Each Seller agreed to waive any redemption rights with respect to any Recycled Shares in connection with the Business Combination and agreed not to vote the shares it purchases pursuant to the Forward Purchase Agreement in favor of the Business Combination. Each Forward Purchase Agreement has been structured, and all activity in connection with such agreement has been undertaken, to comply with the requirements of all tender offer regulations applicable to the Business Combination, including Rule 14e-5 under the Securities Exchange Act of 1934.

On November 16, 2023, ESGL received written notice from ARRT that the Valuation Date of the Forward Purchase Agreement with ARRT shall be deemed to be November 16, 2023, as a result of the occurrence of a Registration Failure due to a failure to have an effective registration statement as of 90 days following the date of ARRT’s registration request (which was August 16, 2023). In no event will any additional cash amounts be paid by the Sellers, including ARRT as a result of accelerating the maturity date as described above, or ESGL at the Valuation Date or otherwise. On or about December 4, 2023, ESGL and ARRT mutually agreed to terminate the Forward Purchase Agreement. ARRT will continue to hold all 1,050,000 shares following termination of the Forward Purchase Agreement and ARRT will pay no amounts to ESGL.

ESGL received written notice from Vellar in March 2024 notifying that the Valuation Date of the Forward Purchase Agreement with Vellar shall be deemed March 14, 2024 for the same reason stated above. ESGL and Vellar mutually agreed to terminate the agreement on March 21, 2024. On March 22, 2024, ESGL and Vellar entered into a Valuation Period Agreement pursuant to which the parties agreed that the Valuation Period concluded at 4:00 p.m. on March 21, 2024 and the Number of Shares as of the Valuation Date was equal to 52,641. As 52,641 Shares multiplied by the VWAP of $0.45 less $4,400,000 (being the Settlement Amount Adjustment, calculated as the product of the Maximum Number of Shares and $2.00) is a negative number, neither Vellar nor ESGL is liable to the other party for any payment under the Forward Purchase Agreement. As a result of the conclusion of the Valuation Period, the obligations of Vellar and ESGL under the Forward Purchase Agreement have been terminated.